Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Financial assets
Amortized cost securities	$ 35,159	$ 31,800
Residential mortgages	251,526	221,165
Personal	41,897	42,222
Credit card	11,134	11,389
Business and government	150,213	135,546
Financial liabilities
Business and government	344,388	311,426
Bank	20,246	17,011
Secured borrowings	42,592	40,151
Subordinated indebtedness	5,539	5,712
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	35,470	32,353
Residential mortgages	249,770	222,857
Personal	41,114	41,452
Credit card	10,509	10,722
Business and government	122,977	110,449
Investment in equity-accounted associates	89	93
Financial liabilities
Personal	43,122	53,930
Business and government	148,664	134,318
Bank	9,751	10,048
Secured borrowings	41,785	39,995
Subordinated indebtedness	5,820	5,993
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Investment in equity-accounted associates		10
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	34,878	31,773
Financial liabilities
Personal	42,015	52,648
Business and government	146,442	132,016
Bank	9,751	10,048
Secured borrowings	40,050	38,275
Subordinated indebtedness	5,820	5,993
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	592	580
Residential mortgages	249,770	222,857
Personal	41,114	41,452
Credit card	10,509	10,722
Business and government	122,977	110,449
Investment in equity-accounted associates	89	83
Financial liabilities
Personal	1,107	1,282
Business and government	2,222	2,302
Secured borrowings	$ 1,735	$ 1,720